Fair Value of Financial Instruments Fair Value of Fiancial Instuments (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of financial instruments at June 30, 2018 and December 31, 2017 were as follows (in thousands):

		June 30, 2018		December 31, 2017
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	1	$54,776	$54,776	$68,535	$68,535
Other assets - interest rate cap	3	232	232	192	192

Financial liabilities:
Secured bank loans	2	613,107	613,107	623,960	623,960
Unsecured Senior Notes	1	72,987	75,039	72,726	72,726